Shareholder Fees (dei_DocumentInformationDocumentAxis)	0 Months Ended
Nov. 28, 2011
(Oppenheimer New Jersey Municipal Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer New Jersey Municipal Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
(Oppenheimer New Jersey Municipal Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
(Oppenheimer New Jersey Municipal Fund) | Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Pennsylvania Municipal Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Pennsylvania Municipal Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
(Oppenheimer Pennsylvania Municipal Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
(Oppenheimer Pennsylvania Municipal Fund) | Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Rochester National Municipals Fund) | Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none
(Oppenheimer Rochester National Municipals Fund) | Class B
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	5.00%
(Oppenheimer Rochester National Municipals Fund) | Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	1.00%
(Oppenheimer Rochester National Municipals Fund) | Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of the original offering price or redemption proceeds)	none